(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	R$ 979,360	R$ 961,134
Escrow Deposits	854,374	839,990
Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	389,823	347,291
Escrow Deposits	650,999	619,077
Others [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	88,920	98,196
Escrow Deposits	12	1,620
Labor Various [Member] | Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	219,314	224,258
Escrow Deposits	103,760	122,194
Civil Various [Member] | Civil [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	281,304	291,388
Escrow Deposits	99,604	97,100
Tax FINSOCIAL [Member] | Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	39,727	33,473
Escrow Deposits	99,146	95,903
Tax Income Tax [Member] | Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	154,717	150,020
Escrow Deposits	401,381	382,884
Tax Others [Member] | Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Provision for tax, civil and labor risks	195,379	163,798
Escrow Deposits	R$ 150,472	R$ 140,289